Earnings/(Loss) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income/(loss)	$ 37,523	$ (105,204)	$ 13,437
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,654,199	109,612,737	109,045,468